Compensation and Benefits (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Components of compensation cost

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Salaries, incentive compensation and benefits	$69,251	$53,561	$141,931	$109,254
Pre-offering related compensation—share-based awards	23,851	(4,931)	357,082	29,884
Pre-offering related compensation—other	—	13,747	143,035	21,895

Total compensation and benefits	$93,102	$62,377	$642,048	$161,033

Compensation and benefits expense is comprised of the following:

	For the year ended December 31,
	2012	2011	2010
Salaries, incentive compensation, and benefits	$227,258	$198,601	$166,629
Pre-offering related compensation—share-based awards	101,682	(21,082)	79,071
Pre-offering related compensation—other	54,153	55,714	17,578

Total compensation and benefits expense	$383,093	$233,233	$263,278

Schedule of pre-offering related compensation costs

Pre-offering related compensation consists of the following:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2013	2012	2013	2012
Change in value of Class B liability awards	$—	$(4,931)	$41,942	$29,884
Class B award modification expense	—	—	287,292	—
Amortization expense on pre-offering Class B awards	23,851	—	27,848	—

Pre-offering related compensation—share-based awards	23,851	(4,931)	357,082	29,884
Pre-offering related cash incentive compensation	—	—	56,788	—
Pre-offering related bonus make-whole compensation	—	—	20,520	—
Distributions on Class B liability awards	—	13,747	65,727	21,895
Pre-offering related compensation—other	—	13,747	143,035	21,895

Total pre-offering related compensation	$23,851	$8,816	$500,117	$51,779

Redemption values and liabilities of Class B awards

The aggregate redemption values and liabilities of the Class B obligation were as follows:

	As of June 30, 2013	As of December 31, 2012
Redemption value:
Vested Class B share-based awards	$—	$225,249
Unvested Class B share-based awards	—	103,052
Purchased Class B share-based awards	—	2,811

Aggregate fair value	$—	$331,112

Liabilities:
Class B share-based awards	$—	$225,249
Redeemed Class B share-based awards	27,561	29,257

The aggregate fair value and liabilities of this obligation are as follows:

	As of December 31,
	2012	2011
Fair value:
Vested Class B liability awards	$225,249	$146,175
Unvested Class B liability awards	103,052	31,825
Purchased Class B liability awards	2,811	2,328

Aggregate fair value	$331,112	$180,328

Liabilities:
Class B liability awards	$225,249	$146,175
Redeemed Class B liability awards	$29,257	$14,909

Activity related to unvested Clas B awards

The following table summarizes the activity related to unvested Class B awards during the period March 12, 2013 to June 30, 2013:

	March 12, 2013 to June 30, 2013
	Weighted- Average Grant Date Fair Value	Number of Class B Awards
Unvested Class B awards at March 12	$30.00	7,624,004
Granted	—	—
Forfeited	—	(22,381)
Vested	—	(928,294)

Unvested at June 30	$30.00	6,673,329